UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01356

THE PAUL REVERE VARIABLE ANNUITY

CONTRACT ACCUMULATION FUND

(Exact name of Registrant as specified in charter)

18 Chestnut Street

Worcester, MA 01608

(Address of principal executive offices)

CT Corporation System

101 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (508) 792-6358

Date of fiscal year end: December 31

Date of reporting period: January 1, 2009 – June 30, 2009

Item 1.	Report to Stockholders.

Semi-Annual Report

June 30, 2009

Board of Managers of

The Accumulation Fund:

David G. Fussell, Chairman

Joan Sadowsky

H. C. Goodwin

THE PAUL REVERE VARIABLE ANNUITY

CONTRACT ACCUMULATION FUND

A Separate Account of The Paul Revere

Variable Annuity Insurance Company

This report and the financial statements attached are submitted for the general information of contractowners and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale of The Paul Revere Variable Annuity Insurance Company (PRV) contracts. Such offering is made only by prospectus, which includes details as to offering price and other material information.

TO OUR CONTRACTOWNERS AND PARTICIPANTS:

THE PAUL REVERE VARIABLE ANNUITY

CONTRACT ACCUMULATION FUND

VARIABLE ANNUITY CONTRACTS

US equity performance, as represented by the broad market index S&P 500, returned 3.16% during the first six months on 2009. Using the Russell indices as a proxy, large cap stocks outperformed small cap stocks, and growth stocks led value stocks among all market caps (Russell 1000 Growth +11.53% vs. Russell 1000 Value -2.87%; Russell Midcap Growth +16.61% vs. Russell Midcap Value +3.19%; Russell 2000 Growth +11.36% vs. Russell 2000 Value -5.17%).

Against this backdrop, the portfolio outperformed the Russell 1000 Growth Index during the first half of 2009. Stock selection in health care, industrial goods & services, retailing, as well as an underweight position in transportation contributed the most to relative performance. A modest cash position; stock selection in energy, and consumer staples; and an underweight in technology had a negative impact on relative performance.

The portfolio is a broadly diversified collection of high-quality large cap growth stocks that is constructed based on a disciplined bottom-up stock selection process. We employ a long-term time horizon in seeking high quality, durable franchises that we believe will be able to generate above average growth sustainably for several years into the future.

At the end of the period, the portfolio’s largest overweight was in the Special Products & Services sector. Within the sector, we held several transaction processing companies that we believed were poised to benefit from the secular growth in electronic transactions around the globe as consumers move away from physical checks toward credit/debit cards and other electronic means. Also in this sector we owned select high-quality outsourcing and consulting businesses with a global presence and competitive advantage we believed would help to sustain growth in a challenging environment. We are also overweight in the Energy sector, where we have focused on integrated oil companies with good production growth and the potential for new discoveries and developments which we believe will be valued at a premium as oil prices recover. Our largest underweight was in the Technology sector, where we were underweight in several of the large hardware manufacturers and service providers that dominate the index. We were also underweight in the Leisure sector due to a lack of compelling growth opportunities in restaurants, casinos, hotels and other entertainment businesses. Overall, we had and will continue to build the portfolio from the bottom up, focusing on high quality large cap companies that seek to deliver sustainable above-average growth to their shareholders.

Thank you for your continued support.

Sincerely,

/s/ David G. Fussell
David G. Fussell, Chairman, Board of Managers The Paul Revere Variable Annuity Contract Accumulation Fund

Additional Information.

REMUNERATION OF THE BOARD OF MANAGERS

Unum Group paid all expenses relative to the operation of The Paul Revere Variable Annuity Contract Accumulation Fund (Fund) including Board of Managers’ fees. Accordingly, no member of the Board of Managers receives any remuneration from the Fund. The total aggregate remuneration paid to all members of the Board of Managers for the fiscal year ended December 31, 2008, was $2,400.00. This amount represents consideration paid for attendance at meetings of the Board of Managers. Those members of the Board of Managers deemed to be interested persons received direct remuneration or an indirect benefit as officers of PRV. None of the members of the Board of Managers, or officers of the Fund, who are also officers or employees of PRV or its affiliates, received any remuneration from the Fund.

Information concerning the nominees for re-election, as well as members of the Board of Managers whose terms will continue, follows with the same abbreviations of company names as used previously. Unless the contractowner withholds authorization on the Proxy, it is intended that the interest represented by the Proxy will be voted in favor of the election of the nominees.

None of the members of the Board of Managers who are not “interested persons” of the Fund within the meaning of section 2(a)(19) of the Investment Company Act of 1940 owns beneficially or of record securities of PRV or any of its affiliates.

PROXY VOTING POLICIES

A description of the Fund’s proxy voting policy and procedures is available without charge, upon written request, from the Secretary of the Board of Managers. Please send a written request to the Secretary of the Board of Managers, c/o Unum Group at 1 Fountain Square, Chattanooga, Tennessee 37402. You may also view a description of the Fund’s proxy voting policy and procedures on the SEC’s (Securities and Exchange Commission) website, www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended is available via the methods noted above.

QUARTERLY FILING REQUIREMENTS

In November 2004, the Fund began filing its complete schedule of investments with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which when filed, is available without charge, upon written request, from the Secretary of the Board of Managers. Please send a written request to the Secretary of the Board of Managers, c/o Unum Group at 1 Fountain Square, Chattanooga, Tennessee 37402. You may also view its complete schedule of investments on Form N-Q on the SEC’s (Securities and Exchange Commission) website, www.sec.gov.

STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information (SAI) includes additional information about members of the board of managers of the Fund, and is available, without charge, upon request, toll-free at (800) 718-8824 for contractowners who call to request the SAI.

INFORMATION CONCERNING MEMBERS OF THE BOARD OF MANAGERS

(1)	(2)	(3)	(4)	(5)	(6)
Name, Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director or Nominee for Director	Other Directorships Held by Director or Nominee For Director
H. C. Goodwin (74) 11 Waters Road Millbury, MA 01527	Member, Board of Managers	2008-2011 7 years of service	President of Manufacturers Service Center, Inc.	2	None

Joan Sadowsky (79) 770 Salisbury Street Apt. 576 Worcester, MA 01609	Member, Board of Managers	2007-2010 23 years of service	Retired; Former Vice President of Human Resources, Atlas Distributing Corporation, Auburn, MA (beverage distribution)	2	None

Gordon T. Miller* 27 Briarwood Circle Worcester, MA 01606

*	Mr. Miller is no longer a member of the Board of Managers.

The members of the Board of Managers listed below are “interested persons” of the Fund within the meaning of section 2(a)(19) of the Investment Company Act of 1940.

INFORMATION CONCERNING MEMBERS OF THE BOARD OF MANAGERS

(CONTINUED)

(1)	(2)	(3)	(4)	(5)	(6)
Name, Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director or Nominee for Director	Other Directorships Held by Director or Nominee For Director
David G. Fussell* (62) 1 Fountain Square Chattanooga, TN 37402	Chairman, Board of Managers	2007-2010 7 years of service	Senior Vice President of Unum Group, Chattanooga, Tennessee	2	None

Donald E. Boggs* 1 Fountain Square Chattanooga, TN 37402

*	Mr. Boggs is no longer a member of the Board of Managers.

*

Former officers of PRV, and other subsidiaries of Unum Group. Effective May 20, 2009, Donald E. Boggs, an interested person of the Fund, resigned from the Board due to the passing of Mr. Miller so that a majority of remaining members would be disinterested persons.

*	Officers of PRV, (the investment advisor and sponsoring insurance company) and other subsidiaries within the Unum Group holding company system.

None of the members of the Board of Managers who are not “interested persons” of the Fund within the meaning of section 2(a)(19) of the Investment Company Act of 1940 owns beneficially or of record securities of PRV or any of its affiliates.

The Paul Revere Variable Annuity Contract Accumulation Fund

Financial Statements

(Unaudited)

June 30, 2009

Statement of Assets and Liabilities

(Unaudited)

	As of June 30, 2009
	Series Q (Qualified)	Series N (Non-Qualified)
ASSETS

Investments in securities at market value
(Cost: Series Q - $ 1,268,594)
(Cost: Series N - $ 626,609)	$1,214,772	$605,333
Cash	25,126	10,642
Dividends receivable	558	268
Receivable from The Paul Revere Variable Annuity Insurance Company	41	9

Total Assets	1,240,497	616,252

LIABILITIES

Payable to The Paul Revere Variable Annuity Insurance Company	10,925	3,719

TOTAL NET ASSETS	$1,229,572	$612,533

CONTRACT OWNERS’ EQUITY

Deferred contracts	$453,340	$165,694
Currently payable contracts	776,232	446,839

Total net assets	$1,229,572	$612,533

ACCUMULATION UNITS OUTSTANDING	129,171	61,945

NET ASSET VALUE PER ACCUMULATION UNIT	$9.519	$9.888

See accompanying notes to financial statements.

Statement of Operations

(Unaudited)

Six Months Ended June 30, 2009 Series Q (Qualified)
INVESTMENT INCOME

Income:
Dividends	$17,982

Expenses:
Mortality and expense risk fees	6,458
Investment management and advisory service fees	7,529

Total expenses	13,987

Net investment income	3,995

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized loss on investments sold	(254,714)
Net decrease in unrealized depreciation of investments	395,107

Net realized and unrealized gain on investments	140,393

Increase in net assets from operations	$144,388

Six Months Ended June 30, 2009 Series N (Non-Qualifed)
INVESTMENT LOSS

Income:
Dividends	$6,933

Expenses:
Mortality and expense risk fees	3,279
Investment management and advisory service fees	4,219

Total expenses	7,498

Net investment loss	(565)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized loss on investments sold	(160,188)
Net decrease in unrealized depreciation of investments	219,869

Net realized and unrealized gain on investments	59,681

Increase in net assets from operations	$59,116

See accompanying notes to financial statements.

Statements of Changes in Net Assets

(Unaudited)

	Six Months Ended June 30, 2009 Series Q (Qualified)	Year Ended December 31, 2008 Series Q (Qualified)
INCREASE (DECREASE) IN NET ASSETS

Operations:
Net investment gain (loss)	$3,995	$(10,228)
Net realized loss on investments	(254,714)	(296,961)
Net increase (decrease) in unrealized appreciation of investments	395,107	(630,964)

Increase (Decrease) in net assets from operations	144,388	(938,153)

Contract owner transactions:
Net purchase payments received	24,325	—
Annuity payments to contract owners	(60,724)	(191,875)
Terminations and withdrawals to contract owners	(370,575)	(213,841)

Net payments to contract owners	(406,974)	(405,716)

Total decrease in net assets	(262,586)	(1,343,869)

NET ASSETS

Beginning of period	1,492,158	2,836,028

End of period	$1,229,572	$1,492,158

	Six Months Ended June 30, 2009 Series N (Non-Qualifed)	Year Ended December 31, 2008 Series N (Non-Qualifed)
INCREASE (DECREASE) IN NET ASSETS

Operations:
Net investment loss	$(565)	$(8,293)
Net realized loss on investments	(160,188)	(138,524)
Net increase (decrease) in unrealized appreciation of investments	219,869	(351,613)

Increase (decrease) in net assets from operations	59,116	(498,430)

Contract owner transactions:
Net purchase payments received	24,052	—
Annuity payments to contract owners	(14,694)	(41,261)
Terminations and withdrawals to contract owners	(284,513)	(106,162)

Net payments to contract owners	(275,155)	(147,423)

Total decrease in net assets	(216,039)	(645,853)

NET ASSETS

Beginning of period	828,572	1,474,425

End of period	$612,533	$828,572

See accompanying notes to financial statements.

Schedule of Investments

June 30, 2009

(Unaudited)

	Series Q (Qualified)				Series N (Non-Qualified)
Securities of Unaffiliated Companies	Number of Shares	Cost	Market Value	% of Net Assets	Number of Shares	Cost	Market Value	% of Net Assets

Common Stocks

Aerospace & Military Technology
United Technologies Corporation	638	36,668	33,150	2.70%	328	18,110	17,043	2.78%

Beverages
Diageo Capital PLC ADR	229	18,884	13,110		114	8,945	6,527
PepsiCo, Inc.	841	49,727	46,221		420	25,008	23,083

		68,611	59,331	4.83%		33,953	29,610	4.83%

Broadcasting & Media
Directv Group, Inc. *	332	7,813	8,204		190	4,461	4,695
Grupo Televisa SA ADR	370	8,474	6,290		195	4,429	3,315

		16,287	14,494	1.18%		8,890	8,010	1.31%

Commercial Services
Omnicom Group, Inc.	885	28,449	27,948	2.27%	430	12,564	13,579	2.22%

Computer – Systems & Services
Accenture, Ltd.	1,460	42,853	48,852		742	21,729	24,827
Apple, Inc. *	119	11,325	16,949		62	6,593	8,830
Automatic Data Processing, Inc.	200	8,265	7,088		92	3,585	3,260
Dun & Bradstreet Corporation	269	20,660	21,845		133	10,186	10,801
eBay, Inc. *	460	13,786	7,880		240	6,889	4,111
EMC Corporation *	695	11,496	9,105		345	5,349	4,520
Fidelity National Information	310	5,171	6,188		160	2,673	3,194
Google, Inc., Class A *	90	36,479	37,943		40	18,756	16,864
Hewlett Packard Company	430	14,912	16,620		211	7,328	8,155
International Business Machines Corp.	178	19,075	18,587		80	8,779	8,354
Netapp, Inc. *	375	6,333	7,395		211	3,286	4,161
Oracle Corporation *	2,345	42,289	50,230		1,160	21,378	24,847
Research In Motion, Ltd. *	42	2,837	2,984		19	1,077	1,350
VeriSign, Inc. *	240	7,741	4,435		125	3,891	2,310

		243,222	256,101	20.82%		121,499	125,584	20.50%

Conglomerate
Danaher Corporation	479	32,637	29,573		244	16,665	15,065
3 M Company	323	18,807	19,412		167	9,675	10,037

		51,444	48,985	3.98%		26,340	25,102	4.10%

Consumer Goods & Services
Colgate-Palmolive Company	381	24,886	26,952		183	11,835	12,945
NIKE, Inc.	421	20,551	21,799		206	10,328	10,667
Proctor & Gamble Company	561	31,124	28,667		283	15,735	14,461

		76,561	77,418	6.30%		37,898	38,073	6.22%

Electronics
Thermo Fisher Scientific, Inc. *	422	14,998	17,205		246	8,690	10,029
Waters Corporation *	475	18,004	24,448		240	9,081	12,353

		33,002	41,653	3.39%		17,771	22,382	3.65%

See accompanying notes to financial statements.

Schedule of Investments (continued)

June 30, 2009

(Unaudited)

	Series Q (Qualified)				Series N (Non-Qualified)
Securities of Unaffiliated Companies	Number of Shares	Cost	Market Value	% of Net Assets	Number of Shares	Cost	Market Value	% of Net Assets

Common Stocks

Energy Services
BHP Billiton, Ltd. ADR	154	12,767	8,428		73	5,845	3,995
Chevron Corporation	273	19,302	18,086		135	9,514	8,943
Exxon Mobil Corporation	87	7,351	6,082		40	3,506	2,796
Halliburton Company	916	21,968	18,961		442	9,219	9,149
Hess Corporation	140	10,280	7,525		72	5,570	3,870
Marathon Oil Corporation	545	26,101	16,421		285	12,915	8,587
Noble Corporation	380	17,632	11,495		180	8,161	5,445
Praxair, Inc.	99	7,058	7,036		52	4,008	3,696

		122,459	94,034	7.65%		58,738	46,481	7.59%

Financial Institutions
Charles Schwab Corporation	645	8,204	11,313		307	3,905	5,385
CME Group, Inc.	30	13,803	9,333		20	9,202	6,222
Mastercard, Inc., Class A	229	32,349	38,314		105	14,909	17,568
State Street Corporation	385	22,287	18,172		190	10,675	8,968
The Bank of New York Mellon Corp.	434	18,729	12,721		241	10,215	7,064
Visa, Inc., Class A *	113	5,115	7,035		61	2,870	3,798
Western Union Company	1,250	24,469	20,500		607	11,573	9,955

		124,956	117,388	9.55%		63,349	58,960	9.64%

Foods
Nestle SA ADR	417	17,287	15,690	1.28%	220	8,981	8,278	1.35%

Health Services
Medco Health Solutions, Inc. *	155	6,163	7,070	0.57%	75	2,995	3,421	0.56%

Manufacturing
Precision Castparts Corporation	75	6,182	5,477		37	3,050	2,702
Rockwell Automation, Inc.	735	16,643	23,608		368	8,369	11,820

		22,825	29,085	2.37%		11,419	14,522	2.37%

Medical & Health Products
Abbott Labratories	402	17,719	18,910		207	9,139	9,737
Allergan, Inc.	257	9,773	12,228		137	5,341	6,518
DENTSPLY International, Inc.	800	20,614	24,416		392	10,042	11,964
Genzyme Corporation *	476	29,621	26,499		251	16,444	13,973
Johnson & Johnson	230	14,625	13,064		108	6,918	6,134
Medtronic, Inc.	973	30,832	33,948		476	14,069	16,608
Merck KGaA ADR	280	11,702	9,495		140	6,013	4,747
Patterson Cos., Inc. *	640	11,871	13,888		325	6,048	7,053
Roche Holdings, Ltd. ADR	318	14,056	10,797		148	6,762	5,025
VCA Antech, Inc. *	245	7,215	6,542		118	3,355	3,151
Zimmer Holdings *	247	12,080	10,522		108	4,471	4,601

		180,108	180,309	14.65%		88,602	89,511	14.59%

Semiconductors
Intel Corporation	300	7,235	4,965		168	3,720	2,780
KLA-Tencor Corporation	163	3,019	4,116		93	1,715	2,348
National Semiconductor	1,230	13,403	15,437		600	6,492	7,530
Taiwan Semiconductor	2,109	21,186	19,846		1,029	10,022	9,683

		44,843	44,364	3.61%		21,949	22,341	3.65%

See accompanying notes to financial statements.

Schedule of Investments (continued)

June 30, 2009

(Unaudited)

	Series Q (Qualified)				Series N (Non-Qualified)
Securities of Unaffiliated Companies	Number of Shares	Cost	Market Value	% of Net Assets	Number of Shares	Cost	Market Value	% of Net Assets

Common Stocks

Stores
Coach, Inc. *	560	23,870	15,053		290	11,670	7,795
CVS Caremark Corporation	1,272	43,445	40,539		631	21,736	20,110
Staples, Inc.	730	15,718	14,724		341	7,127	6,878
Target Corporation	195	5,466	7,697		82	2,298	3,237
W.W. Grainger, Inc.	150	12,127	12,282		74	6,045	6,059

		100,626	90,295	7.34%		48,876	44,079	7.20%

Telecommunications
Amdocs, Ltd. ADR *	538	17,601	11,540		259	7,782	5,556
America Movil ADR Series L	300	15,567	11,616		156	7,692	6,040
Cisco Systems, Inc. *	2,653	57,320	49,452		1,323	27,443	24,661

		90,488	72,608	5.92%		42,917	36,257	5.92%

Transportation
United Parcel Service	97	4,595	4,849	0.39%	42	1,758	2,100	0.34%

Total Common Stocks		1,268,594	1,214,772	98.80%		626,609	605,333	98.82%

Total Investments		$1,268,594	$1,214,772	98.80%		$626,609	$605,333	98.82%

Other assets less liabilities			14,800	1.20%			7,200	1.18%

Total Net Assets			$1,229,572	100.00%			$612,533	100.00%

*	Non-income producing security

ADR- American Depository Receipt

See accompanying notes to financial statements.

Financial Highlights

Selected Per Unit Data and Ratios

(Unaudited)

	Six Months Ended	Year Ended December 31
PER UNIT DATA (a)	June 30, 2009	2008	2007	2006	2005
Series Q (Qualified)

Investment income	$0.146	$0.188	$0.090	$0.136	$0.111
Expenses	0.113	0.242	0.081	0.207	0.209

Net investment gain (loss)	0.033	(0.054)	0.009	(0.071)	(0.098)
Net realized and unrealized gains (losses) on investments	1.136	(4.853)	0.237	0.700	0.269

Net increase (decrease) in net asset value	1.169	(4.907)	0.246	0.629	0.171
Accumulation unit net asset value:
Beginning of year	8.350	13.257	13.011	12.382	12.211

End of year	$9.519	$8.350	$13.257	$13.011	$12.382

Total Return	14.00%	(37.01%)	1.89%	5.08%	1.40%

Series N (Non-Qualified)

Investment income	$0.153	$0.172	$0.211	$0.119	$0.109
Expenses	0.166	0.256	0.264	0.244	0.253

Net investment loss	(0.013)	(0.084)	(0.053)	(0.125)	(0.144)
Net realized and unrealized gains (losses) on investments	1.319	(4.928)	1.115	0.664	0.358

Net increase (decrease) in net asset value	1.306	(5.012)	1.062	0.539	0.214
Accumulation unit net asset value:
Beginning of year	8.582	13.594	12.532	11.993	11.779

End of year	$9.888	$8.582	$13.594	$12.532	$11.993

Total Return	15.22%	(36.87%)	8.47%	4.49%	1.82%

(a)

For a unit outstanding throughout the period. Additionally, the per unit amounts represent the proportionate distribution of actual investment results as related to the change in unit net asset values for the period and do not include any sales loads.

	Six Months Ended		Year Ended December 31
RATIOS	June 30, 2009		2008	2007	2006	2005
Series Q (Qualified)

Operating expenses to average accumulation fund balance	2.17	% *	2.07%	1.77%	1.64%	1.65%
Net investment gain (loss) to average accumulation fund balance	0.62	% *	(0.46%)	0.21%	(0.56%)	(0.77%)
Portfolio turnover rate	20%		46%	60%	81%	74%
Accumulation units outstanding at the end of the year (in thousands)	129		179	214	710	768

Series N (Non-Qualified)

Operating expenses to average accumulation fund balance	2.28	% *	2.14%	2.01%	2.01%	2.01%
Net investment loss to average accumulation fund balance	(0.17	%)*	(0.70%)	(0.41%)	(1.03%)	(1.14%)
Portfolio turnover rate	21%		52%	66%	83%	74%
Accumulation units outstanding at the end of the year (in thousands)	62		97	108	123	128

*	Annualized

See accompanying notes to financial statements

Notes to Financial Statements

June 30, 2009

(Unaudited)

1.	Organization

The Paul Revere Variable Annuity Contract Accumulation Fund (“the Fund”) is a separate account of The Paul Revere Variable Annuity Insurance Company (“Paul Revere Variable”), and is registered under the Investment Company Act of 1940 as an open-end diversified investment company. Paul Revere Variable is a wholly-owned subsidiary of The Paul Revere Life Insurance Company (“Paul Revere Life”) which in turn is wholly-owned by The Paul Revere Corporation which is wholly-owned by Unum Group, formerly UnumProvident Corporation. The Fund is the investment vehicle for Paul Revere Variable’s tax-deferred group annuity contracts. The Fund consists of two series. Series Q is applicable to contracts which were afforded special tax treatment under the Internal Revenue Code and are commonly referred to as “qualified contracts”. Series N is applicable to all other contracts and are commonly referred to as “non-qualified contracts”.

2.	Accounting policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in those statements and accompanying notes. Actual results may differ from such estimates.

Common stocks are stated at market values which are based on the last sales prices at June 30, 2009, as reported on national security exchanges. Unrealized investment gains and losses are included in contract owners’ equity. Realized gains and losses on investments sold are determined on the basis of specific identification of investments. Security transactions are accounted for on the day after the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. Interest income is accrued on a daily basis.

The Fund does not distribute net investment income and net realized capital gains through dividends to contract owners. The allocation of net investment income and net realized capital gains occurs automatically in the daily determination of unit net asset values. They are, therefore, included in the value of the contracts in force and in payments to contract owners.

Contract owners’ equity is comprised of two components. Deferred contracts terminable by owner represent amounts attributable to contracts which have not yet annuitized. Currently payable contracts include amounts equivalent to the annuity reserves relating to contracts with current annuities. Annuity reserves are computed for currently payable contracts according to the 1900 Progressive Annuity Mortality Table. The assumed interest rate is either 3.5% or 5% according to the option elected by the annuitant at the time of conversion. Paul Revere Variable bears all the mortality risk associated with these contracts.

3.	Investment advisor

Paul Revere Variable acts as investment advisor and underwriter to the Fund and provides mortality and expense guarantees to holders of variable annuity contracts. For these services, Paul Revere Variable receives mortality and expense risk fees and investment management and advisory service fees as shown on the statements of operations which, on an annual basis, generally will not exceed 2% of the average daily net asset value of the Fund. The current rate for such fees is 1.5% of the average daily net asset value of the Fund.

Certain administrative services of the Fund are provided by The Variable Annuity Life Insurance Company (“VALIC”) under a contract dated May 15, 1998. These services include processing of unit transactions and daily unit value calculations subsequent to December 1, 1998 as well as accounting and other services.

4.	Investment sub-advisor

Under an investment sub-advisory agreement with MFS Institutional Advisors, Inc. (“MFSI”), MFSI provides investment management services to Paul Revere Variable for a fee which, on an annual basis, will equal 0.35% of the average daily net assets of each series of the Fund. This fee is borne by Paul Revere Variable only and does not represent an additional charge to the Fund.

Notes to Financial Statements (continued)

June 30, 2009

(Unaudited)

5.	Fair Value Measurements

Effective January 1, 2008, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS 157), Fair Value Measurements. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. It does not require any new fair value measurements. SFAS 157 clarifies a number of considerations with respect to fair value measurement objectives for financial reporting and expands disclosure about the use of fair value measurements, with particular emphasis on the inputs used to measure fair value. This disclosure is intended to provide users of the financial statements the ability to assess the reliability of an entity’s fair value measurements. The adoption of SFAS 157 did not materially change the approach or methods utilized for determining fair value measurements or the fair values derived under those methods.

SFAS 157 requires financial instruments measured at fair value to be categorized into a three-level classification. The lowest level input that is significant to the fair value measurement of a financial instrument is used to categorize the instrument and reflects the judgment of management. The valuation criteria for each level is summarized as follows:

•	Level 1 – Inputs are unadjusted and represent quoted prices in active markets for identical assets at the measurement date.

•	Level 2 – Inputs (other than quoted prices included in Level 1) are either directly or indirectly observable for the asset through correlation with market data at the measurement date.

•

Level 3 – Inputs reflect management’s best estimate of what market participants would use in pricing the asset at the measurement date. Financial assets presented at fair value and categorized as Level 3 are generally those that are valued using unobservable inputs.

As of June 30, 2009, all investments held by the Fund were valued using Level 1 inputs as defined by SFAS 157.

6.	Federal income taxes

The Fund’s operations are included with those of Paul Revere Variable, which is taxed as a life insurance company under the Internal Revenue Code and is included in a consolidated federal tax return filed by Paul Revere Life. In the opinion of Paul Revere Variable management, current law provides that investment income and capital gains from assets maintained in the Fund for the exclusive benefit of the contract owners are generally not subject to federal income tax. However, to the extent that Paul Revere Variable incurs federal income taxes based on the income from the Fund’s assets, the Fund will be charged. No charges for federal income taxes have been made since the inception of the Fund.

7.	Security transactions

The aggregate cost of securities purchased and proceeds of securities sold, other than securities with maturities of one year or less, were as follows:

	Series Q (Qualified)		Series N (Non-Qualified)
	Purchases	Sales	Purchases	Sales
Six months ended June 30, 2009	$265,804	$661,793	$137,951	$410,301

At June 30, 2009, net unrealized depreciation of investments in Series Q, amounting to $53,822, consisted of unrealized gains of $76,326 and unrealized losses of $130,148; net unrealized depreciation of investments in Series N, amounting to $21,276, consisted of unrealized gains of $38,865 and unrealized losses of $60,141.

Notes to Financial Statements (continued)

June 30, 2009

(Unaudited)

8.	Accumulation units

The change in the number of accumulation units outstanding were as follows:

	Series Q (Qualified)
	Six months ended June 30, 2009	Year ended December 31, 2008
Units outstanding at beginning of year	178,692	213,924
Units credited to contracts:
Net purchase payments	2,961	—
Units withdrawn from contracts:
Annuity payments	7,153	17,087
Termination and withdrawals	45,329	18,145

Net units withdrawn	52,482	35,232

Contract units withdrawn in excess of units credited	(49,521)	(35,232)

Units outstanding at end of period	129,171	178,692

	Series N (Non-Qualified)
	Six months ended June 30, 2009	Year ended December 31, 2008
Units outstanding at beginning of year	96,546	108,464
Units credited to contracts:
Net purchase payments	3,057	—
Units withdrawn from contracts:
Annuity payments	1,677	3,595
Termination and withdrawals	35,981	8,323

Net units withdrawn	37,658	11,918

Contract units withdrawn in excess of units credited	(34,601)	(11,918)

Units outstanding at end of period	61,945	96,546

9.	Contract Owner Offer

During 2009, Paul Revere Variable offered all of the Fund’s contract owners a 10% bonus if they agreed to withdraw their account balances or elect to receive fixed annuity payments in lieu of receiving variable annuity payments. This offer is the first of several steps to discontinue the operations of the Fund. The bonus payments were funded by Unum Group, and are included in net purchase payments in the Statements of Changes in Net Assets.

Item 2.	Code of Ethics.

Not applicable to Semi-Annual Report.

Item 3.	Audit Committee Financial Expert.

Not applicable to Semi-Annual Report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to Semi-Annual Report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to Registrant.

Item 6.	Schedule of Investments.

The Fund’s Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Managers.

Item 11.	Controls and Procedures.

(a) Within the 90-day period prior to the filing of this report, the Fund’s management, including the person serving as both the Fund’s Chief Executive Officer and Chief Financial Officer conducted an evaluation of the effectiveness of the design and operation of the Fund’s disclosure controls and procedures as defined in Investment Company Act Rule 30a-3(c). Based on that evaluation, the Chief Executive Officer/Chief Financial Officer concluded that the Fund’s disclosure controls and procedures were effective as of the date of that evaluation.

(b) No change in the Fund’s internal control over financial reporting that materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting, occurred during the Fund’s most recent second fiscal quarter.

Item 12. Exhibits.

The following exhibits are attached to this Form N-CSR:

(1)	Not applicable to Semi-Annual Report.

(2) Certification for each principal executive and principal financial officer of the Fund as required by Rule 30a-2(a) under the Act (17 C.F.R. 270.30a-2(a)), attached hereto as Exhibit 12(a)(2).

(3) Certification for each principal executive and principal financial officer of the Fund as required by Rule 30a-2(b) under the Act (17 C.F.R. 270.30a-2(b)), attached hereto as Exhibit 12(a)(3).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Paul Revere Variable Annuity
Contract Accumulation Fund

By (Signature and Title):	/s/ David G. Fussell
David G. Fussell, Chairman, Board of Managers
Signing in the capacity of Chief Executive Officer
and Chief Financial Officer

Date: August 31, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ David G. Fussell
David G. Fussell, Chairman, Board of Managers
Signing in the capacity of Chief Executive Officer
and Chief Financial Officer

Date: August 31, 2009